Derivatives and Hedging (Fair Value Of Derivatives) (Details) - Designated as Hedging Instrument - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Hedging | Cross Currency Swaps | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Liabilities	$ 1.7	$ 0.0
Net Investment Hedging | Interest Rate Swap | Other non-current assets
Derivatives, Fair Value [Line Items]
Assets	$ 2.6	$ 0.0